Expense Example - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund - Fidelity Flex Municipal Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	none
3 years	2
5 years	4
10 years	$ 12